Quarterly Results (Unaudited) - Schedule of Quarterly Results (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Schedule of Quarterly Financial Information [Line Items]
Net sales	$ 787.8	$ 862.9	$ 756.5	$ 602.3	$ 729.6	$ 907.6	$ 784.7	$ 607.5	$ 3,009.5	$ 3,029.4	$ 2,640.9
Revenue, Net	787.8	863.0	757.2	602.6	729.7	908.8	786.3	613.5
Consolidated segment revenues									3,010.6	3,038.3	2,661.6
Gross profit	310.0	320.1	306.8	239.1	305.1	376.2	320.5	235.9
Consolidated operating income									283.0	334.9	(48.8)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(23.3)	3.8	(7.4)	(42.3)	(24.1)	328.2	(117.5)	(119.0)	(69.2)	67.6	(318.3)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	47.3	36.0	(44.0)	303.1	60.3	(421.2)	133.4	126.0	342.4	(101.5)	(194.1)
Net income (loss)	24.0	39.8	(51.4)	260.8	36.2	(93.0)	15.9	7.0	273.2	(33.9)	(512.4)
Net Income (Loss) Attributable to Parent	$ (26.2)	$ 2.1	$ (82.1)	$ 212.2	$ (7.3)	$ (132.9)	$ (24.7)	$ (33.9)	106.0	(198.8)	(556.8)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									(121.1)	(45.8)	(299.3)
Net Income Loss Attributable To Common And Participating Preferred Stockholders									$ 106.0	$ (198.8)	$ (556.8)
Income (Loss) from Continuing Operations, Per Basic Share	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.24)	$ (0.27)	$ 0.96	$ (0.46)	$ (0.46)	$ (0.61)	$ (0.23)	$ (1.51)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	0.03	0.10	(0.29)	1.30	0.23	(1.63)	0.34	0.28	1.14	(0.77)	(1.30)
Earnings Per Share, Basic	(0.13)	0.01	(0.41)	1.06	(0.04)	(0.67)	(0.12)	(0.18)	0.53	(1.00)	(2.81)
Income (Loss) from Continuing Operations, Per Diluted Share	(0.16)	(0.09)	(0.12)	(0.24)	(0.27)	0.95	(0.46)	(0.46)	(0.61)	(0.23)	(1.51)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	0.03	0.10	(0.29)	1.30	0.23	(1.60)	0.34	0.28	1.14	(0.77)	(1.30)
Earnings Per Share, Diluted	$ (0.13)	$ 0.01	$ (0.41)	$ 1.06	$ (0.04)	$ (0.65)	$ (0.12)	$ (0.18)	$ 0.53	$ (1.00)	$ (2.81)
Discontinued Operations, Held-for-sale [Member]
Schedule of Quarterly Financial Information [Line Items]
Consolidated segment revenues									$ 0.0	$ 0.0
Consolidated operating income									0.0	0.0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									170.3	(178.1)
Net income (loss)									170.3	(178.1)
Net Income (Loss) Attributable to Parent									$ 126.6	$ (197.2)	$ (314.7)